CONSOLIDATED STATEMENTS OF CONDITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and due from banks	$ 428,433,000	$ 491,065,000
Money market investments:
Time deposits with other banks	17,536,719,000	11,640,880,000
Total money market investments	17,536,719,000	11,640,880,000
Trading account debt securities, at fair value:
Pledged securities with creditors' right to repledge	0	241,000
Other trading account debt securities	29,711,000	36,433,000
Debt securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge	93,330,000	125,819,000
Other debt securities available-for-sale	24,874,939,000	21,435,333,000
Debt securities held-to-maturity, at amortized cost (fair value 2021 - $83,368; 2020 - $94,891)	79,461,000	92,621,000
Less - Allowance for credit losses	8,096,000	10,261,000
Debt securities held-to-maturity, net	71,365,000	82,360,000
Equity securities (realizable value 2021 - $192,345; 2020 - $173,929)	189,977,000	173,737,000
Loans held-for-sale, at lower of cost or fair value	59,168,000	99,455,000
Loans held-in-portfolio	29,506,225,000	29,588,430,000
Less - Unearned income	265,668,000	203,234,000
Allowance for credit losses	695,366,000	896,250,000
Total loans held-in-portfolio, net	28,545,191,000	28,488,946,000
Premises and equipment, net	494,240,000	510,241,000
Other real estate	85,077,000	83,146,000
Accrued income receivable	203,096,000	209,320,000
Mortgage servicing rights, at fair value	121,570,000	118,395,000
Other assets	1,628,571,000	1,737,041,000
Goodwill	720,293,000	671,122,000
Other intangible assets	16,219,000	22,466,000
Total assets	75,097,899,000	65,926,000,000
Deposits:
Non-interest bearing	15,684,482,000	13,128,699,000
Interest bearing	51,320,606,000	43,737,641,000
Total deposits	67,005,088,000	56,866,340,000
Assets sold under agreements to repurchase	91,603,000	121,303,000
Other short-term borrowings	75,000,000	0
Notes payable	988,563,000	1,224,981,000
Other liabilities	968,248,000	1,684,689,000
Total liabilities	69,128,502,000	59,897,313,000
Commitments and contingencies
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 885,726 shares issued and outstanding (2020 - 885,726)	22,143,000	22,143,000
Common stock, $0.01 par value; 170,000,000 shares authorized;104,579,334 shares issued (2020 - 104,508,290) and 79,851,169 shares outstanding (2020 - 84,244,235)	1,046,000	1,045,000
Surplus	4,650,182,000	4,571,534,000
Retained earnings	2,973,745,000	2,260,928,000
Treasury stock - at cost, 24,728,165 shares (2020 - 20,264,055)	(1,352,650,000)	(1,016,954,000)
Accumulated other comprehensive (loss) income, net of tax	(325,069,000)	189,991,000
Total stockholders' equity	5,969,397,000	6,028,687,000
Total liabilities and stockholders' equity	$ 75,097,899,000	$ 65,926,000,000